Commitments and Contingencies (Tables)	12 Months Ended
Aug. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum capital commitments under non-cancelable contracts
21.	COMMITMENTS AND CONTINGENCIES

	As of August 31,
	2020	2021
	RMB	RMB
Capital commitment for construction of schools	26,923	70,231
Capital commitment for an equity method investment	210,000	208,866
Total	236,923	279,097